Property and Equipment, Net (Details) - Schedule of property and equipment, net	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	¥ (3,978,388)	$ (592,781)	¥ (3,150,073)
Total	25,300,367	3,769,760	24,839,545
Office electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, subtotal	1,837,108	273,729	1,758,527
Office fixtures and furniture [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, subtotal	50,497	7,524	41,392
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, subtotal	1,201,452	179,017
Building [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, subtotal	24,825,710	3,699,036	24,825,710
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, subtotal	1,363,989	203,235	1,363,989
Subtotal [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, subtotal	¥ 29,278,755	$ 4,390,046	¥ 27,989,618